Disclosure of detailed information about Investment in Joint Venture using equity method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Company's share of net loss of joint venture	$ (1,050)
Balance, December 31, 2018	126,264
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Balance, January 1, 2018	0
Initial recognition of investment in joint venture	127,314
Company's share of net loss of joint venture	(1,050)
Balance, December 31, 2018	$ 126,264	$ 0